Trade and other payables- Summary of trade and other payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts payable:
Payables to partners for joint operations (1)	$ 50,159
Total noncurrent accounts payable	50,159
Total noncurrent	50,159
Accounts payable:
Suppliers	119,255	117,409
Total current accounts payable	119,255	117,409
Other accounts payables:
Payables to partners for joint operations (1)	19,007	664
Extraordinary fee for Gas IV Plan (Note 2.5.3.2)	220
Extraordinary fee for the RI program (Note 2.5.3.1)		546
Total other current accounts payables	19,227	1,210
Total current	$ 138,482	$ 118,619